Parent company only condensed financial information	12 Months Ended
Dec. 31, 2017
Parent company only condensed financial information
Parent company only condensed financial information

35.  Parent company only condensed financial information

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2017.

Condensed Balance Sheets

	As of December 31,
	2016	2017
	RMB	RMB	US$
			Note 2(g)
ASSETS
Current assets:
Cash and cash equivalents	6,116,574	8,964,809	1,377,866
Prepayments and other current assets	38,160	63,853	9,814
Amount due from related parties	684,510	715,671	109,997

Total current assets	6,839,244	9,744,333	1,497,677

Non-current assets:
Investment in equity investees	—	7,514	1,155
Investments in subsidiaries and VIEs	29,322,026	45,675,625	7,020,215
Investment securities	38,226	35,893	5,517
Intangible assets, net	4,615,708	3,092,549	475,316

Total non-current assets	33,975,960	48,811,581	7,502,203

Total assets	40,815,204	58,555,914	8,999,880

LIABILITIES
Current liabilities:
Accrued expenses and other liabilities	91,292	67,743	10,412

Total current liabilities	91,292	67,743	10,412

Non-current liabilities:
Unsecured senior notes	6,831,012	6,447,357	990,941

Total non-current liabilities	6,831,012	6,447,357	990,941

Total liabilities	6,922,304	6,515,100	1,001,353

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,467,134,904 Class A ordinary shares issued and 2,384,954,010 outstanding, 471,573,995 Class B ordinary shares issued and 451,490,387 outstanding as of December 31, 2016; 2,477,346,590 Class A ordinary shares issued and 2,406,652,132 outstanding, 461,362,309 Class B ordinary shares issued and 446,011,297 outstanding as of December 31, 2017)	377	377	58
Additional paid-in capital	59,258,417	76,254,607	11,720,119
Statutory reserves	132,938	635,966	97,746
Treasury stock	(5,181,880)	(4,457,608)	(685,122)
Accumulated deficit	(21,860,345)	(22,234,609)	(3,417,397)
Accumulated other comprehensive income	1,543,393	1,842,081	283,123

Total shareholders’ equity	33,892,900	52,040,814	7,998,527

Total liabilities and shareholders’ equity	40,815,204	58,555,914	8,999,880

Condensed Statements of Operations and Comprehensive Income/(Loss)

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ Note 2(g)
Operating expenses
Marketing	(1,221,580)	(1,218,760)	(1,215,222)	(186,776)
General and administrative	(445,095)	(577,350)	(556,534)	(85,538)

Loss from operations	(1,666,675)	(1,796,110)	(1,771,756)	(272,314)
Share of income/(loss) of subsidiaries, consolidated VIEs and VIEs’ subsidiaries	(7,520,216)	(1,948,761)	1,717,151	263,924
Interest income	143,757	55,373	66,848	10,274
Interest expense	—	(164,910)	(260,756)	(40,077)
Others, net	(64,806)	47,618	96,256	14,794

Net loss	(9,107,940)	(3,806,790)	(152,257)	(23,399)

Net loss attributable to ordinary shareholders	(9,107,940)	(3,806,790)	(152,257)	(23,399)

Net loss	(9,107,940)	(3,806,790)	(152,257)	(23,399)
Other comprehensive income:
Foreign currency translation adjustments	953,573	943,616	(822,052)	(126,347)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	(238,852)	(78,792)	1,473,014	226,398
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	216,230	123,743	(352,274)	(54,144)

Net unrealized gains/(losses) on available-for-sale securities	(22,622)	44,951	1,120,740	172,254

Total other comprehensive income	930,951	988,567	298,688	45,907

Total comprehensive income/(loss)	(8,176,989)	(2,818,223)	146,431	22,508

Condensed Statements of Cash Flows

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ Note 2(g)

Net cash provided by/(used in) operating activities	169,018	(33,756)	(105,219)	(16,172)

Cash flows from investing activities:
Maturity of short-term investments	6,367,600	—	—	—
Purchases of investment securities	(92,090)	—	—	—
Cash received from disposal of investment securities	—	16,440	—	—
Receipts from / (prepayments and investments in) subsidiaries, consolidated VIEs and VIEs’ subsidiaries	(5,380,720)	(3,364,402)	2,359,092	362,585
Prepayments and investments in equity investees	—	—	(7,646)	(1,175)
Loans provided to JD Finance	(314,940)	(369,570)	(31,161)	(4,789)

Net cash provided by/(used in) investing activities	579,850	(3,717,532)	2,320,285	356,621

Cash flows from financing activities:
Repurchase of ordinary shares	—	(5,338,274)	—	—
Purchase of capped call options	—	(2,007,100)	—	—
Proceeds from settlement of capped call options	—	1,463,218	737,501	113,352
Proceeds from issuance of ordinary shares pursuant to stock plans	75,713	82,396	135,745	20,864
Proceeds from unsecured senior notes, net of discount and debt issuance costs	—	6,355,969	—	—

Net cash provided by financing activities	75,713	556,209	873,246	134,216

Effect of exchange rate changes on cash and cash equivalents	(10,834)	369,104	(240,077)	(36,899)

Net increase/(decrease) in cash and cash equivalents	813,747	(2,825,975)	2,848,235	437,766
Cash and cash equivalents at beginning of year	8,128,802	8,942,549	6,116,574	940,100

Cash and cash equivalents at end of year	8,942,549	6,116,574	8,964,809	1,377,866

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, consolidated VIEs and VIEs’ subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries, consolidated VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented in the Condensed Balance Sheets as “Investment in subsidiaries, consolidated VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, consolidated VIEs and VIEs’ subsidiaries’ financial results are presented as “Share of income/(loss) of subsidiaries, consolidated VIEs and VIEs’ subsidiaries” in the Condensed Statements of Operations and Comprehensive Income (Loss). The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.